Corporate Information and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Information and Basis of Presentation
Corporate Information and Basis of Presentation
Corporate Information
QIAGEN N.V. is a public limited liability company ('naamloze vennootschap') under Dutch law with registered office at Hulsterweg 82, Venlo, The Netherlands. QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is the leading global provider of Sample to Insight solutions to transform biological materials into valuable molecular insights. Our sample technologies isolate and process DNA, RNA and proteins from blood, tissue and other materials. Assay technologies make these biomolecules visible and ready for analysis. Bioinformatics software and knowledge bases interpret data to report relevant, actionable insights. Automation solutions tie these together in seamless and cost-effective molecular testing workflows. We provide these workflows to four major customer classes: Molecular Diagnostics (human healthcare), Applied Testing (forensics, veterinary testing and food safety), Pharma (pharmaceutical and biotechnology companies) and Academia (life sciences research). We market our products in more than 130 countries.
Basis of Presentation
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated. The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, contingent consideration and available-for-sale financial instruments that have been measured at fair value.
On June 28, 2016, we acquired Exiqon A/S, located in Vedbaek, Denmark and on November 20, 2015, we acquired MO BIO Laboratories, Inc., located in Carlsbad, California. On December 16, 2014, we acquired Enzymatics Inc., located in Beverly, Massachusetts and on April 3, 2014, we acquired BIOBASE GmbH, located in Wolfenbüttel, Germany. Accordingly, at the acquisition dates, all of the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates.
Certain prior year amounts have been revised to reflect a change in attribution method of share-based compensation. See further discussion in the Revision of Previously Issued Financial Statements for Change in Attribution Method section of Note 20 - Share-Based Compensation. Additionally, for the year ended December 31, 2015, certain balance sheet amounts have been reclassified upon adoption of ASU 2015-03 as further discussed within Note 2 - Effects of New Accounting Pronouncements.